Consolidated statement of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net Profit	€ 139,831	€ 117,766	€ 145,690
Gains/(losses) from remeasurement of employee defined benefit plans	31	225	(243)
Gains/(losses) from remeasurement of the agent termination plan	33	16	15
Tax effect relating to those components of OCI	(78)	(7)	15
Other comprehensive income (loss) that will not be classified subsequently to profit or loss	(14)	234	(213)
Exchange difference on translation of foreign operations	(45,888)	(1,602)	4,604
Changes in the fair value of cash flow hedging instruments	1,304	(4,387)	(4,092)
Changes in the time value element - cost of hedge	66	(9)	126
Tax effect relating to those components of OCI	(380)	1,119	932
Other comprehensive income that might be classified subsequently to profit or loss	(44,898)	(4,879)	1,570
Total other comprehensive income, net of tax	(44,912)	(4,645)	1,357
Total Comprehensive Income	94,919	113,121	147,047
Attributable to:
Equity holders of the parent	94,927	113,133	147,019
Non-controlling interests	(8)	(12)	28
Total Comprehensive Income	€ 94,919	€ 113,121	€ 147,047